NET INCOME PER SHARE (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
NET INCOME PER SHARE [Abstract]
Net income	$ 75,645	471,278	39,270,319	20,628,408
Denominator for basic net income per share:
Weighted average number of shares outstanding	68,833,132	68,833,132	60,455,723	48,377,733
Dilutive effect of stock options	478,827	478,827	1,528,097	2,753,096
Dilutive effect of performance units	130,579	130,579	314,211	524,319
Dilutive effect of warrants	42	42	110	108
Weighted average shares outstanding used in computing diluted net (loss) income per share	69,442,580	69,442,580	62,298,141	51,655,256
Denominator for diluted net income per share:
Basic net income per share	$ 0.001	0.01	0.65	0.43
Diluted net income per share	$ 0.001	0.01	0.63	0.40